Foreign currency exchange rate	12 Months Ended
Dec. 31, 2022
Effects Of Changes In Foreign Exchange Rates [Abstract]
Foreign currency exchange rate	Foreign currency exchange rateThe following exchange rates have been used for the translation of the financial statements of ADCT UK, the functional currency of which is the British pound:

USD / GBP	Year ended December 31, 2022	Year ended December 31, 2021	Year ended December 31, 2020
Closing rate, GBP 1	1.2097	1.3512	1.3650
Weighted average exchange rate, GBP 1	1.1847	1.3741	1.2842